Trade and other receivables	12 Months Ended
Jun. 30, 2021
Trade and other receivables
Trade and other receivables

22 Trade and other receivables

		As at June 30,
	Note	2020	2021
		RMB’000	RMB’000
Current
Trade receivables		329,875	374,828
Less: loss allowance	34(a)	(43,183)	(59,827)

Trade receivables, net of loss allowance		286,692	315,001
Amounts due from related parties	37(c)	14,065	1,791
Miscellaneous expenses paid on behalf of franchisees		197,473	192,072
Value-added tax (“VAT”) recoverable		49,687	79,590
Rental deposits		63,882	94,423
Receivables due from on-line payment platforms (i)		16,498	33,309
Prepayments for inventories		65,502	38,758
Prepayments for licensing expenses		—	11,503
Others		36,090	58,278

		729,889	824,725

Notes:

(i)	Receivables from on-line payment platforms represented the proceeds of online sales through e-commerce platforms collected by and retained in third-party on-line payment platforms. Withdrawal of the balances retained in on-line payment platforms could be made anytime upon the Group’s instructions.
(ii)	All of trade and other receivables classified as current portion are expected to be recovered or recognized as expense within one year.
(iii)	Trade debtors are due within 30 to 180 days from the date of revenue recognition for domestic and overseas customers respectively. Further details on the Group’s credit policy and credit risk arising from trade debtors are set out in Note 34(a).